SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred
Deferred	$ (562,285)	$ (883,200)	$ (1,427,337)
Income tax (benefit) expense	(508,978)	184,818	729,506
CHINA
Current
Current	53,307	1,068,018	2,156,843
Deferred
Deferred	(562,285)	(883,200)	(1,427,337)
Income tax (benefit) expense	$ (508,978)	$ 184,818	$ 729,506